Plan Description (Details) - EBP 001	12 Months Ended
	Dec. 31, 2025 USD ($) yr note	Dec. 31, 2024
EBP, Description of Plan [Line Items]
Pretax, maximum annual compensation to total compensation, percentage	75.00%
Matching percentage	75.00%
Participant compensation matched at 75%, percentage	4.00%
True-up matching contributions	$ 270,375
Discretionary annual contributions	$ 0
Participant vesting percentage	100.00%
Minimum age for withdrawal without penalty | yr	59.5
Maximum borrowing, amount	$ 50,000
Maximum borrowing, to total account, percentage	50.00%
Basis spread on variable rate	2.00%
Maximum number of allowed notes outstanding | note	2
Automatic deferral rate	6.00%	4.00%
Involuntary cash-out threshold	$ 7,000
Minimum
EBP, Description of Plan [Line Items]
Participant loan, interest rate	5.25%
Maximum
EBP, Description of Plan [Line Items]
Participant compensation matched, maximum amount, percentage	3.00%
Participant loan, interest rate	10.50%